SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared and presented in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, these consolidated financial statements include all adjustments necessary for a fair statement of the financial position, results of operations and cash flows of the Company, and the adjustments are of a normal and recurring nature.

Principals of Consolidation

Principals of Consolidation

The consolidated financial statements include the accounts of TC BioPharm and its 100% controlled subsidiaries, TC BioPharm Limited, TC BioPharm Inc. and TC BioPharm BV. All significant intercompany balances and transactions have been eliminated. “TC BioPharm”, the “Company”, “we”, “our” or “us” is intended to mean TC BioPharm (Holdings) plc, including the subsidiaries indicated above, unless otherwise indicated.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Segment Reporting

Segment Reporting

The Company operates in one operating segment. Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision maker (“the CODM”). The Company’s CODM, its Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is a pre-revenue business comprised of a single pre-clinical drug candidate.

Income and Other Taxes

Income and Other Taxes

Income taxes are accounted for using the asset and liability method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 740, Income Taxes (“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records net deferred tax assets to the extent they believe these assets will more-likely-than-not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event the Company was to determine that it would be able to realize its deferred income tax assets in the future in excess of its net recorded amount, the Company would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

Income Tax Credit

Income Tax Credit

The Company carries out extensive research and development activities, where it benefits from the United Kingdom’s research and development tax relief and expenditure credit regimes. The Company is able to surrender some of its income tax losses for a cash rebate of from 10% to 33.35% of expenditures related to eligible research and development projects. Such credits are accounted for, depending on the appropriate tax relief, either within the tax provision or other income, in the year in which the expenditures were incurred.

Cash and cash equivalents

Cash and cash equivalents

The Company defines cash and cash equivalents as cash on hand, deposits held on call with banks and other short-term liquid investments with maturities of three months or less. As of December 31, 2024 and 2023, cash and cash equivalents was £1.2 million and £2.5 million, respectively.

Concentration of Risk

Concentration of Risk

Financial instruments that subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents. The Company maintains substantially all of its cash and cash equivalents with financial institutions, which, at times, may exceed federally insured limits. The Company has not incurred any losses associated with this concentration of deposits.

The Company currently has bank deposits with financial institutions in the U.S. of approximately £1.0 million as of December 31, 2024. FDIC insurance provides protection for bank deposits up to $250,000. The Company had approximately £0.2 million in uninsured bank deposits with financial institutions outside the U.S. All uninsured bank deposits are held at high quality credit institutions.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company uses the British pound sterling as the reporting currency for its financial statements. Functional currency is the currency of the primary economic environment in which an entity operates. The functional currency of the Company’s subsidiaries are the local currencies. The Company has transactions denominated in various currencies, with the principal currency exposure being fluctuations in U.S. Dollars and Euros against pound sterling. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to a limited number of supplier agreements denominated in currencies other than pound sterling.

Property and Equipment

Property and Equipment

Property and equipment consist of computer equipment, facility, and scientific equipment and office equipment, which are stated at cost, net of accumulated depreciation and amortization, and depreciated over their estimated lives using the straight-line method.

Depreciation is provided for by the straight-line method over the estimated useful lives as follows:

Property and Equipment	Estimated Useful Life
Facility and scientific equipment	4-10 years
Computer equipment	3 years
Office equipment	5 years

Expenditures for repairs and maintenance are expensed as incurred. When assets have been retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Intangible assets

Intangible assets

Intangible assets consist of software, patents and licenses. Intangible assets are recognized where it is probable that there will be a future economic benefit and that this can be reliably measured. Software represents the historical cost of installation of third-party software used within the Company to maintain and control the Company’s quality system. The software is hosted and controlled on the Company’s servers and can be used independently of the related hardware. Software is amortized, on a straight-line basis, over the life of the relevant license of three to four years. Patent costs represent the costs of securing patents in relation to the Company’s intellectual property. Patent costs are amortized, on a straight-line basis, over the remaining legal life of the relevant patents, which has an average estimated patent life of 16 years. License costs represent costs incurred for securing use of third-party technology. License costs are amortized, on a straight-line basis, over the life of the relevant license of three years. Amortization methods and useful lives are reviewed at each reporting date and adjusted as appropriate.

The Company reviews the carrying amounts of its tangible and intangible assets where there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets in which case the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Recoverable amount is the higher of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of operations. There was no impairment of tangible or intangible assets during the years ended December 31, 2024 and 2023.

Fair Value Measurements

Fair Value Measurements

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying consolidated balance sheets.

Net Loss per Share

Net Loss per Share

Basic net loss per share ordinary share is calculated based on the weighted-average number of ordinary shares outstanding in accordance with ASC Topic 260, Earnings per Share. Diluted net loss per share is calculated based on the weighted-average number of ordinary shares outstanding plus the effect of dilutive potential ordinary shares. When the Company reports a net loss, the calculation of diluted net loss per share excludes potential ordinary shares as the effect would be anti-dilutive. Potential ordinary shares are composed of ordinary shares issuable upon the exercise of options and warrants. The following table shows the basic and diluted loss per share for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Net loss	(12,154,030)	(5,906,953)	(1,313,601)
Basic and diluted weighted average number of shares outstanding	377,472,894	6,178,423	687,199

Basic and diluted loss per share	(0.03)	(0.96)	(1.91)

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees, directors, and consultants and recognizes the compensation expense for share-based awards based on the estimated fair value of the awards on the date of grant. Compensation expense for all share-based awards is based on the estimated grant-date fair value and recognized in earnings over the requisite service period (generally the vesting period).

Research & Development Expenses

Research & Development Expenses

Research expenditure is expensed in the year in which it is incurred. Identifiable development expenditure is capitalized to the extent that the technical, commercial and financial feasibility can be demonstrated. The Company has not capitalized any development expenditures since inception.

Collaboration agreements

Collaboration agreements

Costs incurred in connection with collaboration agreements are matched with the underlying activity and where cash outlay is in advance of value accruing and underlying activity, the cost is treated as a prepayment and recognized over the period in which the underlying activity occurs.

Market awareness and investor relations expenditure

Market awareness and investor relations expenditure

Market awareness and investor relations costs are matched with the underlying activity and where cash outlay is in advance of value accruing and underlying activity, the cost is treated as a prepayment and recognised over the period in which the underlying activity occurs.

Commitments and Contingencies

Commitments and Contingencies

The Company accounts for contingencies in accordance with ASC 450-20, Contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Further details are included within Note 7 to the financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted these requirements during the year ended December 31, 2024 with no material impact on the consolidated financial statements, other than the impact of the required changes to our Segment Reporting Note. See Note 15 for more information.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. Further, during December 2024, the FASB issued Accounting Standards Update (“ASU”) 2023-09-Income Taxes (Topic 740)-Improvements to Income Tax Disclosures, which requires entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024. The Company does not expect the issued standard to have a material impact on its financial statements or results of operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure in the notes to the financial statements of prescribed categories of expenses within relevant income statement captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact on its financial statement disclosures.